Income Tax (Tables)	12 Months Ended
Sep. 30, 2025
Disclosure of income tax [abstract]
Schedule of Major Components of Income Tax Expense

The major components of income tax expense are as follows:

	Year ended September 30,
	2025	2024	2023
Current income taxes	(101,054)	(78,366)	(50,849)
Deferred income taxes	(20,599)	(23,814)	(27,781)
Income tax expense	(121,653)	(102,180)	(78,630)

Schedule of Reconciliation of Effective Tax Rate

The income taxes calculated at the effective tax rate reconcile as follows:

	Year ended September 30,
	2025	2024	2023
Net profit before tax	469,980	293,782	153,652
Expected income tax expense at a 25% statutory UK tax rate	(117,495)	(73,446)	(38,413)
Increased/ decreased by:
- Non-deductible expenses for tax purposes	(2,936)	(2,175)	(2,699)
- Non-deductible share-based compensation	(18)	(1,098)	(19,880)
- Change in permanent items	—	—	687
- Minimum Taxation	—	(1,915)	—
- Income exempted from tax	—	1,247	—
- Previous year current taxes	1,689	(354)	(454)
- Previous year deferred taxes	1,318	(5,042)	(5,007)
- Changes in non-recognition of deferred tax assets on temporary differences/tax loss carry forwards	1,504	(11,369)	(8,400)
- Tax rate differences	(18,202)	(13,410)	(5,628)
- Tax rate changes	12,288	2,461	(142)
- Other	199	2,921	1,306
Effective income tax expense	(121,653)	(102,180)	(78,630)

During the year ended September 30, 2025, the gradual reduction of the German corporate income tax rate from 2028 to 2032 resulted in a deferred tax income of €11.6 million. This is reflected above in the Tax rate changes line item.

Schedule of Net Deferred Tax Assets and Liabilities

The net deferred tax assets and liabilities mainly relate to the following differences between IFRS and the tax base are shown in the following table:

	September 30, 2025		September 30, 2024
	Assets	Liabilities	Assets	Liabilities
Trade receivables	49	155	45	149
Inventories	60,608	3,390	64,093	4,385
Other current assets	73	5,134	79	2,413
Property, plant and equipment	3,073	10,676	6,712	9,580
Right-of-use assets	—	46,332	—	45,681
Intangible assets	—	220,607	—	204,456
Other current financial liabilities	11,567	—	12,025	—
Other current liabilities	794	1,637	2,450	926
Current provisions	14,420	1,837	10,103	3,012
Other non-current financial liabilities	39,958	6,532	37,712	7,364
Tax loss and interest carryforwards	13,885	—	13,861	—
Deferred tax assets (liabilities)	144,427	296,300	147,080	277,966
Offsetting	(132,871)	(132,871)	(146,963)	(146,963)
Deferred tax assets (liabilities) on balance sheet	11,556	163,429	117	131,003

Schedule of Deferred Taxes

The deferred taxes developed as follows:

	September 30, 2025	September 30, 2024
Net amount at October 1	(130,886)	(109,794)
thereof deferred tax assets	117	—
thereof deferred tax liabilities	(131,003)	(109,794)
Taxes charged:
to income statement	(20,599)	(23,814)
to other comprehensive income
Exchange differences	(388)	2,722
Net amount at September 30	(151,873)	(130,886)
thereof deferred tax assets	11,556	117
thereof deferred tax liabilities	(163,429)	(131,003)

Schedule of Unrecognised Deferred Taxes	For the following (gross) items, no deferred taxes were recognized:

	September 30, 2025	September 30, 2024
Tax loss carry forwards	72,811	99,851